EQ ADVISORS TRUSTSM

1290 VT Micro Cap Portfolio

SUPPLEMENT DATED OCTOBER 1, 2020 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding a new member of the portfolio management team for the Active Allocated Portion of the 1290 VT Micro Cap Portfolio (the “Portfolio”).

Effective October 1, 2020, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: Lord, Abbett & Co. LLC (“Lord Abbett” or the “Sub-Adviser”)” is amended to add the following information to the table:

Name	Title	Date Began Managing the Portfolio
Steven H. Wortman	Portfolio Manager of Lord Abbett	October 2020

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Lord, Abbett & Co. LLC” is amended to add the following information:

Steven H. Wortman is a Portfolio Manager of Lord Abbett. Prior to joining Lord Abbett in 2016, he was a Managing Director at Greenhouse Funds from 2014 to 2016.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Lord, Abbett & Co. LLC” is amended to add the following information:

Lord, Abbett & Co. LLC (“Lord Abbett” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the
number of other accounts of the Sub-Adviser managed by
the portfolio manager and the total assets of the accounts
	managed within each category as of October 1, 2020						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

1290 VT Micro Cap Portfolio

Steven H. Wortman	37	$10,098	5	$93.7	16	$976.2	0	N/A	0	N/A	1	$128.3

Ownership of Securities of the Portfolio as of October 1, 2020

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
1290 VT Micro Cap Portfolio

Steven H. Wortman	X